Changes in Non-Cash Working Capital Items (Tables)	12 Months Ended
Dec. 31, 2012
Changes in non-cash working capital items [Abstract]
Cash Flow, Operating Capital [Table Text Block]
		December 31
	2012	2011

Accounts receivable	$(8,683)	$1,314
Prepaid expenses	(7,278)	(4,230)
Accounts payable	(24,964)	9,568
Accrued charges	(18,595)	(24,813)
Income taxes recoverable and payable	(11,635)	(3,732)
Deferred revenues	1,357	(2,733)
Effect of foreign currency translation adjustments and other non-cash changes	1,141	(4,038)
	$(68,657)	$(28,664)